                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     United States Steel and Carnegie Pension Fund, Inc.
Address:  350 Park Avenue - 17th Floor
          New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:   William Donovan
Title:  President
Phone:  212-826-8420

Signature, Place, and Date of Signing:


/s/ William Donovan    New York, NY    August 14, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[_] 13F NOTICE.
[_] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $5,352,606

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     FORM 13F, LIST OF SECURITIES PURSUANT TO SECTION 13(F) OF THE SECURITY
                              EXCHANGE ACT OF 1934

                                                                                SHARES OR     SHARES       SHARES
                                                                  MARKET VALUE  PRINCIPAL      SOLE     SOLE VOTING
   NAME OF ISSUER                    TITLE OF CLASS CUSIP NUMBER   (x$1000)       AMOUNT    DISCRETION   AUTHORITY
------------------------------------ -------------- ------------  ------------  ----------  ----------  -----------
ABB Ltd-Spon ADR                                       000375204        46,352   2,840,207   2,840,207    2,840,207
Abbott Laboratories                                    002824100       152,588   2,366,800   2,366,800    2,366,800
Ametek Inc                                             031100100        80,076   1,604,400   1,604,400    1,604,400
Amgen Inc                                              031162100       119,235   1,635,366   1,635,366    1,635,366
Amphenol Corp                                          032095101        93,416   1,700,950   1,700,950    1,700,950
Apple Inc.                                             037833100        35,040      60,000      60,000       60,000
BB&T Corp                                              054937107        55,354   1,794,300   1,794,300    1,794,300
Bank of New York Mellon Corp                           064058100        64,526   2,939,696   2,939,696    2,939,696
Boeing Co                                              097023105        67,000     901,746     901,746      901,746
Broadridge Financial Solutions                         11133T103        17,660     830,254     830,254      830,254
Caterpillar                                            149123101        81,514     960,000     960,000      960,000
Coca Cola Co                                           191216100        81,920   1,047,700   1,047,700    1,047,700
Cognizant Tech Solutions Corp                          192446102        24,000     400,000     400,000      400,000
Comcast Corp Cl A Special Non-Voting                   20030N200       137,956   4,393,500   4,393,500    4,393,500
Disney Walt Co                                         254687106       113,668   2,343,670   2,343,670    2,343,670
Discovery Communications C                             25470F302        59,833   1,194,500   1,194,500    1,194,500
Direct TV - Class A                                    25490A101        55,780   1,142,572   1,142,572    1,142,572
Dover Corp                                             260003108        54,682   1,020,000   1,020,000    1,020,000
DuPont  E.I. de Nemours                                263534109        56,638   1,120,000   1,120,000    1,120,000
Exxon Mobil Corp                                       30231G102       185,350   2,166,058   2,166,058    2,166,058
General Electric Co                                    369604103        87,566   4,201,824   4,201,824    4,201,824
Glaxosmithkline Spnsrd ADR                             37733W105        61,948   1,359,400   1,359,400    1,359,400
Google Inc                                             38259P508        72,799     125,500     125,500      125,500
Hewlett-Packard Co                                     428236103        44,106   2,193,250   2,193,250    2,193,250
Hubbell Inc. Class B                                   443510201        27,279     350,000     350,000      350,000
Intel Corp                                             458140100        90,797   3,407,003   3,407,003    3,407,003
International Business Machs                           459200101        98,187     502,028     502,028      502,028
International Paper Co                                 460146103        91,584   3,167,900   3,167,900    3,167,900
JP Morgan Chase & Co                                   46625H100        40,875   1,144,000   1,144,000    1,144,000
Johnson & Johnson                                      478160104       154,625   2,288,700   2,288,700    2,288,700
Liberty Media Co Series A                              530322106        51,520     586,052     586,052      586,052
Liberty Global Inc                                     530555101        90,026   1,813,938   1,813,938    1,813,938
Liberty Interactive Corp Series A                      53071M104       120,029   6,752,704   6,752,704    6,752,704
Mccormick & Co Inc Com Non Vtg                         579780206        96,219   1,586,460   1,586,460    1,586,460
Mcdonald`s Corp                                        580135101        57,059     644,519     644,519      644,519
Merck & Co Inc                                         58933Y105        68,472   1,640,036   1,640,036    1,640,036
Microsoft Corp                                         594918104       160,942   5,261,270   5,261,270    5,261,270
Monster Beverage Corp Co                               611740101        40,739     572,178     572,178      572,178
Nike Inc                                               654106103       106,214   1,210,000   1,210,000    1,210,000
Novartis ADR                                           66987V109       114,053   2,040,300   2,040,300    2,040,300
Pepsico Inc                                            713448108        85,086   1,204,166   1,204,166    1,204,166
Pfizer Inc                                             717081103       106,390   4,625,661   4,625,661    4,625,661
Philip Morris                                          718172109       115,663   1,325,496   1,325,496    1,325,496
Praxair                                                74005P104        80,025     736,000     736,000      736,000
QUALCOMM Inc                                           747525103        26,671     479,000     479,000      479,000
Roper Industries Inc                                   776696106        36,968     375,000     375,000      375,000
Royal Dutch Shell Spnsrd ADR                           780259206       169,542   2,514,337   2,514,337    2,514,337
SPDR Trust Series 1                                    78462F103       382,789   2,812,454   2,812,454    2,812,454
Schlumberger Ltd                                       806857108       107,952   1,663,098   1,663,098    1,663,098
Spectra Energy Corp                                    847560109       105,760   3,639,350   3,639,350    3,639,350
State Street Corp                                      857477103       125,108   2,802,600   2,802,600    2,802,600
Texas Instruments Inc                                  882508104        29,998   1,045,600   1,045,600    1,045,600
US Bancorp                                             902973304        92,237   2,868,067   2,868,067    2,868,067
UnitedHealth Group Inc                                 91324P102       164,964   2,819,900   2,819,900    2,819,900
Valmont Industries                                     920253101        26,613     220,000     220,000      220,000
Wal-Mart Stores Inc                                    931142103        76,835   1,102,053   1,102,053    1,102,053
Walgreen Co                                            931422109        65,150   2,202,500   2,202,500    2,202,500
Weingarten Realty Investors                            948741103       140,571   5,336,801   5,336,801    5,336,801
Wells Fargo & Co                                       949746101       131,425   3,930,160   3,930,160    3,930,160
Covidien Ltd                                           G2554F113        25,236     471,700     471,700      471,700
   TOTAL MARKET VALUE - PENSION PLAN
       SECURITIES                                             60     5,352,606